Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Summary of Inventories
Inventories as of June 30, 2024, are as follows:

			(Unit: USD)
Classification	As of June 30, 2024
	Acquisition cost	Provision for valuation of inventory	Book value
Products	2,782,335	—	2,782,335
Raw material	1,246,799	(202,747)	1,044,052

Total	4,029,134	(202,747)	3,826,387

Inventories as of December 31, 2023, are as follows:

			(Unit: USD)
Classification	As of December 31, 2023
	Acquisition cost	Provision for valuation of inventory	Book value
Products	3,234,508	—	3,234,508
Raw material	1,729,744	(218,321)	1,511,423

Total	4,964,252	(218,321)	4,745,931

Inventories as of December 31, 2023, are as follows:

			(Unit: USD)
	As of December 31, 2023
Classification	Acquisition cost	Provision for valuation of inventory	Book value
Products	3,234,508	—	3,234,508
Raw material	1,729,744	(218,321)	1,511,423

Total	4,964,252	(218,321)	4,745,931

Inventories as of December 31, 2022, are as follows:

			(Unit: USD)
	As of December 31, 2022
Classification	Acquisition cost	Provision for valuation of inventory	Book value
Products	4,671,074	—	4,671,074
Raw material	1,246,042	(202,764)	1,043,278

Total	5,917,116	(202,764)	5,714,352